Condensed Combined Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows provided by operating activities:
Net income (loss)	$ 67,451	$ 37,689
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	41,955	21,123
Equity-based compensation	12,376	5,281
Amortization of deferred financing costs	489
Changes in assets and liabilities:
Accounts receivable-affiliate	6,375	(10,184)
Accounts receivable - third party	5,574
Prepaid expenses	309	(39)
Accounts payable	1,103	2,221
Accounts payable-affiliate	50
Accrued ad valorem tax	9,517	2,393
Accrued liabilities	(107)	1,255
Net cash provided by operating activities	145,092	59,739
Cash flows used in investing activities:
Additions to property and equipment - Gathering and Compression	(200,075)	(265,554)
Additions to property and equipment - water handling	(33,265)	(105,792)
Change in working capital of affiliate related to property and equipment	40,277
Change in other assets	(126)	(37,646)
Net cash used in investing activities	(193,189)	(408,992)
Cash flows provided by (used in) financing activities:
Deemed contribution from (distribution to) parent, net	(65,385)	31,839
Distribution to unitholders	(41,660)
Borrowings credit facility	38,000	320,000
Payments of deferred financing costs	(19)
Payments on capital lease obligations	(164)	(626)
Payments for IPO related costs		(1,960)
Net cash provided by financing activities	(69,228)	349,253
Net decrease in cash and cash equivalents	(117,325)
Cash and cash equivalents, beginning of period	230,192
Cash and cash equivalents, end of period	112,867
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and commitment fees	2,784	1,385
Supplemental disclosure of noncash investing activities:
Increase (decrease) in accrued capital expenditures and accounts payable for property and equipment	$ (27,984)	$ 38,021